Significant Accounting Policies and Practices (Details) - Schedule of Amortization Over the Next Five Years - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Amortization Over The Next Five Years Abstract
2024	$ 32,097	$ 32,097
2025	31,528	32,098
2026	20,961	28,863
2027	20,961	18,966
2028	20,961	18,964
Thereafter	56,721	76,313
Total Intangible Assets	$ 183,229	$ 230,084